Acquisition of Authy, Inc. - Consideration (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Feb. 23, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisition of Authy, Inc.
Purchase price, fair value of shares of Series T convertible preferred stock			$ 3,087	$ 3,087
Stock-based compensation expense		$ 8,001	3,567	8,877	$ 3,978	$ 2,157
Research and Development Expense
Acquisition of Authy, Inc.
Stock-based compensation expense		3,895	$ 1,459	4,046	$ 1,577	$ 810
Authy, Inc.
Acquisition of Authy, Inc.
Purchase price	$ 6,100
Purchase price, cash	3,000
Purchase price, fair value of shares of Series T convertible preferred stock	$ 3,100
Authy, Inc. | Research and Development Expense
Acquisition of Authy, Inc.
Stock-based compensation expense		$ 400		$ 600